INCOME TAX EXPENSES - Schedule of Unrecognized Taxable Temporary Difference Associated with Investments (Details) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized temporary differences on investments and other interests		$ (1,646,534)
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised	$ (2,287,790)
Subsidiaries
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized temporary differences on investments and other interests		(1,622,313)
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised	(2,263,532)
Others
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Others	$ (24,258)	$ (24,221)